ACCOUNTS RECEIVABLE (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Accounts receivable	$ 11,346,858	$ 11,024,450
Accounts receivable description	(i) approximately 86.2% of the balance of accounts receivable as of March 31, 2025, and (ii) all the accounts receivable outstanding as of June 30, 2024.
Gamehaus Inc [Member]
Accounts receivable		$ 11,024,450	$ 16,551,204